AFFILIATE NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
INTERCOMPANY NOTE PAYABLE [Abstract]
AFFILIATE NOTES PAYABLE
AFFILIATE NOTES PAYABLE
As of September 30, 2016, PBF Holding had outstanding notes payable with PBF Energy and PBF LLC for an aggregate principal amount of $470,165 ($470,047 as of December 31, 2015). The notes have an interest rate of 2.5% and a five year term but may be prepaid in whole or in part at any time, at the option of PBF Holding, without penalty or premium.

INTERCOMPANY NOTES PAYABLE
During 2013, PBF Holding entered into notes payable with PBF Energy and PBF LLC. As of December 31, 2015 and 2014, PBF Holding had outstanding notes payable with PBF Energy and PBF LLC for an aggregate principal amount of $470,047 and $122,264, respectively. The notes have an interest rate of 2.5% and a five-year term but may be prepaid in whole or in part at any time, at the option of PBF Holding, without penalty or premium.